LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 12, 2019 USD ($)	Dec. 01, 2017 USD ($) Vessel	Feb. 28, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Vessel Lender Building	Dec. 31, 2020 USD ($) Building	Apr. 27, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2020 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender					2
Number of vessels delivered | Vessel					2
Current portion of long-term debt					$ 39,700			$ 37,547
Vessel held for sale					$ 0			14,960
Number of new buildings | Building					2
Contractual Obligation [Abstract]
2023					$ 41,496
2024					116,557
2025					15,034
2026					15,474
2027					15,934
More than 5 years					105,495
Total					309,990
Cash balance					$ 59,583	$ 57,847		34,739
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel					19
Debt instrument term					5 years
Maximum borrowing capacity	$ 306,100				$ 30,000
Loan amortizing, maturity period					20 years
Maturity date					Feb. 28, 2024
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels	50.00%
Deferred financing costs					$ 1,500			2,300
Debt covenants, minimum liquidity	$ 30,000
Debt covenants percentage in loan-to-vessel ratio	70.00%
Drawn amount					129,200			223,100
Current portion of long-term debt					25,800			29,500
Repayment of debt					$ 93,900
Vessel held for sale								14,900
Contractual Obligation [Abstract]
Number of vessels used as loan collateral | Vessel					14
2019 Senior Secured Credit Facility [Member] | Forecast [Member]
Line of Credit Facility [Abstract]
Drawn amount							$ 111,000
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Repayment of debt				$ 18,200
Additional payment related to excess cash flow mechanism			$ 15,200
2019 Senior Secured Credit Facility [Member] | Maximum [Member]
Contractual Obligation [Abstract]
Percentage of loan-to-value ratio					20.00%
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity									$ 30,000
Maturity date					Feb. 28, 2024
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel		3
Deferred financing costs		$ 2,300
Drawn amount					$ 96,000			104,300
Percentage of purchase price expected to pay by lending provider		77.50%
Term of bareboat charter agreement					10 years
Obligation to purchase the vessels		$ 13,600
First flexibility period to purchase the vessels					60 months
Second flexibility period to purchase the vessels					84 months
Minimum value adjusted equity		$ 175,000
Minimum value adjusted equity ratio		25.00%
Minimum liquidity value		$ 20,000
Long term debt current					$ 8,500			8,100
Number of new buildings | Building					2
Contractual Obligation [Abstract]
2023					$ 8,711
2024					9,138
2025					9,534
2026					9,974
2027					10,434
More than 5 years					48,159
Total					95,950
Financing of 2018-built Vessels [Member] | Subsequent Event [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on variable rate				0.26%
Financing of 2018-built Vessels [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate		8.08%
Financing of 2018-built Vessels [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate		9.86%
2019 Senior Secured Credit Facility including $30 mill Accordion Loan [Member]
Contractual Obligation [Abstract]
2023					27,285
2024					101,904
2025					0
2026					0
2027					0
More than 5 years					0
Total					$ 129,189
Financing of 2022 Newbuildings [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel					2
Deferred financing costs					$ 5,400			0
Debt covenants, minimum liquidity					30,000
Drawn amount					$ 84,900			$ 0
Percentage of purchase price expected to pay by lending provider						80.00%
Term of bareboat charter agreement					10 years
Obligation to purchase the vessels						$ 16,500
First flexibility period to purchase the vessels					60 months
Second flexibility period to purchase the vessels					84 months
Minimum liquidity value						$ 20,000
Number of new buildings | Building						2
Contractual Obligation [Abstract]
2023					$ 5,500
2024					5,515
2025					5,500
2026					5,500
2027					5,500
More than 5 years					57,336
Total					$ 84,851
Financing of 2022 Newbuildings [Member] | Subsequent Event [Member] | SOFR [Member]
Line of Credit Facility [Abstract]
Basis spread on variable rate				0.26%
Financing of 2022 Newbuildings [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate					8.94%
Financing of 2022 Newbuildings [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate					9.24%